SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 142,444	$ 147,966
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	130,241	135,450
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 12,203	$ 12,516